Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current
Cash	$ 755,238	$ 503,562
Cash held in trust		574
Trade and other receivables	1,655,084	1,399,977
Prepayments	388,311	1,698,022
Total Current Assets	2,798,633	3,602,135
Non-Current
Property, plant and equipment	3,482,379	2,365,831
Right-of-use assets	153,163	227,589
Total Non-Current Assets	3,635,542	2,593,420
Total Assets	6,434,175	6,195,555
Current
Trade and other payables	3,575,873	3,309,037
Lease liability	118,388	187,442
Loans and borrowings	1,026,919	1,006,920
Convertible promissory notes	7,000,000	1,055,420
Due to related parties	759,995	640,546
Total Current Liabilities	12,481,175	6,199,365
Non-Current
Lease liability	199,155	208,679
Secured promissory notes	6,082,383	7,633,966
Secured convertible debenture	4,143,982	4,143,982
Total Non-Current Liabilities	10,425,520	11,986,627
Total Liabilities	22,906,695	18,185,992
Shareholders’ Deficit
Common shares	74,871,042	73,555,097
Other reserves	3,370	3,370
Accumulated deficit	(109,288,510)	(103,091,953)
Accumulated other comprehensive loss	(1,856,383)	(2,304,665)
Non-controlling interest	(1,255,116)	(1,205,363)
Total Shareholders’ Deficit	(16,472,520)	(11,990,437)
Total Liabilities and Shareholders’ Deficit	6,434,175	6,195,555
Class A special shares
Shareholders’ Deficit
Common shares	597,836	597,836
Class B special shares
Shareholders’ Deficit
Common shares	$ 20,455,241	$ 20,455,241